Quarterly Financial Information (Details) - Schedule of quarterly financial information - Thunder Bridge Acquisition Il, Ltd.[Member] - USD ($)		2 Months Ended	3 Months Ended															12 Months Ended
		Mar. 31, 2019	Mar. 31, 2021	Dec. 31, 2020		Sep. 30, 2020		Jun. 30, 2020		Mar. 31, 2020		Dec. 31, 2019		Sep. 30, 2019		Jun. 30, 2019		Dec. 31, 2020	Dec. 31, 2019	Aug. 13, 2019
Quarterly Financial Information (Details) - Schedule of quarterly financial information [Line Items]
Formation costs and other operating expenses		$ 5,000		$ 1,080,155		$ 148,871		$ 153,264		$ 238,549		$ 200,824		$ 147,173		$ 26,355
Loss from operations		(5,000)		(1,080,155)		(148,871)		(153,264)		(238,549)		(200,824)		(147,173)		(26,355)
Other Income:
Interest income				8,812		8,812		87,114		2,017,548		1,593,683		867,168
Change in fair value of warrant liability	[1]			(62,099,708)		2,826,228		(19,520,931)		5,000,031		3,494,207		(1,955,798)
Net (loss) income		$ (5,000)		$ (63,171,051)		$ 2,686,169		$ (19,587,081)		$ 6,779,030		$ 4,887,066		$ (1,235,803)		$ (26,355)
Weighted average shares outstanding, basic and diluted (in Shares)		6,382,980 [2]	8,625,000	8,625,000	[2]	8,625,000	[2]	8,625,000	[2]	8,625,000	[2]	8,625,000	[2]	8,625,000	[2]	6,382,980	[2]	8,625,000	8,437,500
Basic and diluted net (loss) income per ordinary share (in Dollars per share)				$ (7.33)		$ 0.31		$ (2.28)		$ 0.55		$ 0.38		$ (0.24)
Current assets
Cash and cash equivalents				$ 133,697		$ 217,982		$ 272,257		$ 304,208		$ 497,549		$ 944,979				$ 133,697	$ 497,549	$ 1,036,349
Prepaid expenses				59,330		341,445		370,443		403,712		431,294		168,309				59,330	431,294	179,900
Total current assets				193,027		559,427		642,700		707,920		928,843		1,113,288				193,027	928,843	1,216,249
Cash and marketable securities held in Trust Account				349,583,138		349,574,326		349,565,514		349,478,401		347,460,852		345,867,168				349,583,138	347,460,852	345,000,000
Deferred offering costs
Total assets				349,776,165		350,133,753		350,208,214		350,186,321		348,389,695		346,980,456				349,776,165	348,389,695	346,216,249
Current Liabilities
Accounts payable and accrued expenses				626,752		12,998		147,400		59,356		41,731		25,353				626,752	41,731	0
Promissory note payable
Warrant liability	[3]			97,181,794		35,082,086		37,908,314		18,387,385		23,387,415		26,881,621				97,181,794	23,387,415	26,425,984
Promissory note payable – related party				300,000		200,000												300,000
Total current liabilities				98,108,546		35,295,084		38,055,714		18,446,741		23,429,146		26,906,974				98,108,546	23,429,146	26,425,984
Deferred underwriting fee payable			$ 12,075,000	12,075,000		12,075,000		12,075,000		12,075,000		12,075,000		12,075,000				12,075,000	12,075,000	12,075,000
Total Liabilities				110,183,546		47,370,084		50,130,714		30,521,741		35,504,146		38,981,974				110,183,546	35,504,146	38,500,984
Ordinary shares subject to possible redemption	[4]			349,583,138		349,574,326		349,565,514		349,478,401		347,460,852		345,867,168				349,583,138	347,460,852	345,000,000
Shareholders’ Equity (Deficit)
Preferred shares, $0.0001 par value; 1,000,000 shares
Class A ordinary shares, $0.0001 par value	[5]
Class B ordinary shares, $0.0001 par value				863		863		863		863		863		863				863	863	863
Additional paid in capital	[6]
(Accumulated Deficit)	[7]			(109,991,382)		(46,811,520)		(49,488,877)		(29,814,684)		(34,576,166)		(37,869,549)				(109,991,382)	(34,576,166)	(37,285,598)
Total Shareholders’ Equity (Deficit)				(109,990,519)		(46,810,657)		(49,488,014)		(29,813,821)		(34,575,303)		(37,868,686)				(109,990,519)	(34,575,303)	(37,284,735)
Total liabilities and stockholders’ equity				$ 349,776,165		$ 350,133,753		$ 350,208,214		$ 350,186,321		$ 348,389,695		$ 346,980,456				$ 349,776,165	$ 348,389,695	$ 346,216,249

[1]	As restated amount includes change in fair value of warrant liability of $3,494207 and ($1,955,798) in Quarters 4 and 3, respectively.
[2]	Excludes an aggregate of up to 34,500,000 shares subject to redemption at December 31, 2020.
[3]	As restated amount includes an additional $97,181,794, 35,082,086, $37,908,314, and 18,387,385 for the 4th, 3rd, 2nd and 1st quarters, respectively.
[4]	As restate amount includes an increase of $17,808,732, $16,728,581, $16,579,701 and $16,426,469 for the 4th, 3rd, 2nd and 1st quarters, respectively.
[5]	As restated amount includes a decrease of 160, 162 and 159 or the 4th and 3rd quarters and on August 13, 2019.
[6]	As restated amount includes a decrease of $2,917,479, 4,310,339 and $5,049,201 or the 4th and 3rd quarters and on August 13, 2019.
[7]	As restated amount includes a decrease of $36,657,666, $38,558,188 and $37,235,353 for the 4th and 3rd quarters and on August 13, 2019.